ANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND

OCTOBER 31, 2001

T. ROWE PRICE

REPORT HIGHLIGHTS

INTERNATIONAL EQUITY INDEX FUND

o International markets lost consid-erable ground during the past six months and year in a difficult economic environment.
o Fund performance is designed to track the FTSE Developed ex North America Index(TM), which posted double-digit losses for the six months ended October 31, 2001, and for the first 11 months of the fund's operation.
o Sectors that held up best included consumer staples, health care, and energy. Technology and telecommunications services stocks performed the worst.
o Despite the weak fiscal year, we believe our broadly diversified portfolio, which mirrors the composition of the index, will benefit investors who maintain their long-term investment strategy.

REPORTS ON THE WEB
------------------
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REPORTS AND  PROSPECTUSES  ONLINE  RATHER THAN THROUGH THE MAIL.  LOG ON TO YOUR
ACCOUNT AT WWW.TROWEPRICE.COM FOR MORE INFORMATION.

FELLOW SHAREHOLDERS
-------------------
     The six-month and since-inception periods ended October 31, 2001, were diffi-cult for international investors. No region was spared the downdraft as stocks fell sharply in most markets across the globe. The terrorist attacks on U.S. lives and institutions on September 11 further weakened already sluggish global economies that were either fighting off the onslaught, or held in the grip, of recession. Stocks did manage to rally a bit in October, offering some comfort to investors who were suffering from double-digit losses.

PERFORMANCE COMPARISON
----------------------
                                                  Since Inception
Periods Ended 10/31/01              6 Months            (11/30/00)
------------------------------------------------------------------
International Equity
Index Fund                            -18.45%              -22.20%
 ..................................................................
FTSE Developed ex North
America Index                         -18.13               -21.69
 ..................................................................

     The objective of the fund is to match the performance of the FTSE Developed ex North America Index, a broadly diversified stock market index based on the investable market capitalization of more than 1,000 predominantly larger companies listed in 21 countries.

     The index's major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim. It is constructed by selecting the countries it covers, sorting the market by industry groups, and targeting a significant portion of them for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weighting. As of October 31, the fund held 854 of the 1,081 stocks in the index. Complete replication is dependent on the fund achieving a larger asset size. In the interim, we attempt to minimize stock-specific risk and to substantially match the country and industry exposures of the index.

     At the end of October, Europe represented 71% of net assets, Japan 21%, and the Far East 7%. Financial stocks were the largest sector weighting at 27.0% of assets, followed by consumer discretionary stocks (12.3%), health care (9.8%), industrials (8.6%), energy (8.5%), and telecommunication services (8.0%). A breakdown of the portfolio by country and industry diversification can be found in the accompa-nying tables and in the Statement of Net Assets section following the letter.

The following table was depicted as a graph in the printed version.

          Europe                   71%
          Japan                    21%
          Far East                  7%
          Other and Reserves        1%


ECONOMIC AND PORTFOLIO REVIEW
-----------------------------
EUROPE
     Europe performed poorly over the six months ended October 31, with all markets turning in negative performance. Markets in Germany and France were hit particularly hard, and the U.K. also suffered a less severe double-digit loss. Telecommunications services stocks fared poorly as prospects for next-generation wireless business dimmed and companies suffered under large debt loads incurred in bidding wars for wireless spectrum licenses. VODAFONE, TELEFONICA, DEUTSCHE TELEKOM, and BRITISH TELECOM caused the most damage to your portfolio. Technology stocks did the worst as a group, driven downward by large telecommunications equipment manufacturers like NOKIA and ALCATEL, where prospects for business suffered in response to the telecom services downturn.

     The largest sector in our fund and benchmark is financials, which had a more modest downturn, partly in response to the terrorist attacks on September
11. The Netherlands financial conglomerate ING GROEP, HSBC in the U.K., and DEUTSCHE BANK led the way down. French media giant VIVENDI UNIVERSAL also detracted from performance, as did large energy stocks BP and ROYAL DUTCH PETROLEUM, which faced an unfavorable oil supply/demand balance following the terrorist attacks. Health care stocks once again demonstrated their fine characteristics of solid growth plus defensiveness. They managed a neutral return overall in this awful market environment, with pharmaceutical stocks SANOFI-SYNTHELABO in France, GLAXOSMITHKLINE in the U.K., and ALTANA in Germany leading the way.

O   ECONOMIC REVIEW FOR EUROPE
     Europe's economy is slowing, but the problems appear more moderate than in the U.S. Because European GDP growth peaked lower than in the U.S., Europe is expected to suffer less retrenchment. Also, European consumers have little of their savings invested in the stock market compared with their U.S. counterparts. As slowing growth became a greater concern and inflation subsided, interest rates were cut one percentage point in the U.K. and the euro zone to 4.5% and 3.75%, respectively. Weaker U.S. economic data and continuing profit warnings from U.S. companies perpetuated expectations that U.S. interest rates would be cut further, putting pressure on the dollar. Sterling and the euro rose 2% each versus the dollar during the past six months, while the Swiss franc climbed 6%, helped by its status as a safe haven currency.

MARKET PERFORMANCE
------------------
Six Months                      Local           Local Currency             U.S.
Ended 10/31/01               Currency         vs. U.S. Dollars          Dollars
--------------------------------------------------------------------------------
France                        -19.99%                    1.60%           -18.72%
Germany                       -25.05                     1.60            -23.85
Hong Kong                     -23.90                    -0.01            -23.91
Italy                         -22.12                     1.60            -20.87
Japan                         -24.05                     0.92            -23.35
Mexico                         -7.00                    -0.03             -7.03
Netherlands                   -20.43                     1.60            -19.16
Singapore                     -21.84                    -0.15            -21.96
Sweden                        -20.50                    -3.42            -23.22
Switzerland                   -15.91                     6.24            -10.66
United Kingdom                -13.26                     1.64            -11.84

Source: RIMES Online, using MSCI indices.

JAPAN
     Japan was the worst-performing "region" over the six months. (The Japanese economy and market are both large and behave distinctly enough for Japan to be considered a region for investment purposes.) Technology again paved the way down, with HITACHI and NEC among the worst performers due to dramatically reduced prospects for corpo-rate spending for their products. Wireless leader NTT DOCOMO and the major Japanese wireline provider NTT DATA headed the downward slide in telecommunications services as prospects for growth became more uncertain for wireless and all but disappeared for traditional telephone services.

     Shares of SONY, long regarded as one of the world's premier growth companies, suffered an extended decline as profits disappointed, partly due to reduced consumer confidence. TOYOTA MOTOR in the consumer discretionary sector also fell. Financials saw large declines, including NOMURA SECURITIES, Japan's largest stock-broker, and MIZUHO, the largest banking group. Japanese banks were routed almost across the board as the extent of their bad loans continues to depress the market, and Prime Minister Koizumi's efforts to institute desperately needed reforms appeared stalled. A rare bright spot over the period was the Japanese utility sector, where CHUBU ELECTRIC POWER, TOHOKU ELECTRIC POWER, and KYUSHU ELECTRIC POWER all rose.

INDUSTRY DIVERSIFICATION
------------------------
                                           Percent of Net Assets
                                            4/30/01     10/31/01
-----------------------------------------------------------------
  Financials                                  29.6%        27.0%
  Consumer Discretionary                      13.7         12.3
  Health Care                                  7.3          9.8
  Industrials                                  8.7          8.6
  Energy                                       6.9          8.5
  Telecommunication Services                   8.9          8.0
  Consumer Staples                             7.1          7.9
  Information Technology                       8.6          6.9
  Materials                                    4.8          5.4
  Utilities                                    4.0          5.2
  All Other                                    0.3          -
  Reserves                                     0.1          0.4
 .................................................................
  Total                                      100.0%       100.0%

O   ECONOMIC REVIEW FOR JAPAN
     The  international   community  voiced  increasing  concern  about  Japan's
troubled economy, falling stock market, and debt-laden banking system. Industrial production and household spending continued to fall, unemployment rose to a new high of 5.3%, and deflation persisted. In October, the quarterly "Tankan" business survey confirmed the weakness of the economy and the gloomy outlook. Political support for tough reforms, which would cause further hardship in the short term, faltered over the past six months as the economy struggled. Although some details about Prime Minister Koizumi's reform priorities were announced, there was disappointment about the pace and scope of the proposed measures. Despite the lack of government reform and continued funding of companies that should be forced into bankruptcy, the economic realities--weak demand, deflation, competition-- motivated businesses to tackle significant company restructuring. The plans announced for staff cuts, plant closures, or sales, mergers, and alliances with competitors would have been unheard of in Japan a few years ago.

PACIFIC EX-JAPAN
     Countries in the Pacific region outside of Japan performed the best during the period, although the region's overall return was still under water. Telecom services and technology were again major culprits. Wireless service providers CHINA MOBILE and CHINA UNICOM were dragged downward by prospects for increased competition and the general worldwide telecom malaise. The share price of LEGEND endured a large drop. HUTCHISON WHAMPOA, the large Hong Kong industrial conglomerate, is sensitive to economic conditions and suffered significant declines as economic prospects turned bleak in the region and around the world. For the same reason, share prices of Hong Kong real estate development firms SUN HUNG KAI PROPERTIES, LI & Fung, and CHEUNG KONG dropped, although lately they have partly recovered. SINGAPORE AIRLINES, a rare success story among national airlines, was hurt by the terrorist attacks of September 11 and the subsequent reduction of prospects for air travel.

     Overall, stocks in Australia and New Zealand managed to eke out small gains in the depressed international environment. The shares of Australian media firm NEWS CORPORATION were weighed down by weakened advertising prospects and its failed attempt to acquire Hughes Electronics. However, Australian hardware and building supply distributor WH SMITH spiked on its announced acquisition by home improvement retailer and diversified manufacturer WESFARMERs, which performed well itself over the period. Retailer WOOLWORTHs advanced strongly, as did drug distributor FH FAULDINg, which rose on news of a takeover by MAYNE NICKLESS. Australian banks did well, including AUSTRALIA & New Zealand Banking, WESTPAC BANKING, and NATIONAL AUSTRALIA BANK.

O   ECONOMIC REVIEW FOR PACIFIC EX-JAPAN
     Smaller regional economies decelerated considerably, albeit from strong levels, due to their dependence on exports. The economies of larger countries, including Australia and China, remained more robust. The fund and its benchmark have no direct holdings in China since we invest in developed markets and China does not meet that criterion. However, China has important relationships with Hong Kong and, increasingly, with other economies in the region, and companies whose stocks trade in Hong Kong often have major business activities in China. China's accession to the World Trade Organization and its success in winning the bid to host the 2008 Olympics augur well for the region's continued economic development. Many valuations in the region are now more attractive, and excess inventories have been largely eliminated.

INVESTMENT OUTLOOK
     The key drivers of equity markets--earnings, interest rates, and valuations--are pointing in different directions at the moment. Europe is probably in the best shape in that the consumer is less extended and less exposed to equity markets, and there was less overcapacity created in the good years. On the other hand, the European Central Bank has been slow to cut rates and labor is more intransigent than was hoped. Japan looks worse, with the financial system still shaky and the whole corporate sector reacting more slowly to events than in most other markets. Emerging markets have their challenges but the underlying longer-term trends in Mexico, South Korea, and Taiwan are still encouraging. The U.S. is an important locomotive for many international economies, and while the short-term news is less than encouraging, the Fed and the Bush administration have taken robust action to underpin the economy. In time this should translate into a renewal of activity. Interest rates have fallen a long way--and not only on the short end of the maturity spectrum. With investors offered less and less on their fixed-income investments, the equity market seems to be tempting people back. Valuations in mid-September were quite low and remain attractive even after the rebound, as long as we do not become mired in a prolonged global recession. Many stocks appear to have good upside potential. We are confident that our broad exposure to foreign markets via a low-cost index fund will benefit investors who maintain their long-term strategy.

Respectfully submitted,


/s/

Raymond A. Mills
Chairman of the fund's Investment Advisory Committee

November 23, 2001

THE COMMITTEE  CHAIRMAN HAS  DAY-TO-DAY  RESPONSIBILITY  FOR
MANAGING THE PORTFOLIO AND WORKS WITH  COMMITTEE  MEMBERS IN
DEVELOPING AND EXECUTING THE FUND'S INVESTMENT PROGRAM.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                        10/31/01
--------------------------------------------------------------------------------
BP, United Kingdom                                                          2.7%
GlaxoSmithKline, United Kingdom                                             2.5
Vodafone, United Kingdom                                                    2.3
Royal Dutch Petroleum, Netherlands                                          1.6
Novartis, Switzerland                                                       1.6
 ................................................................................
TotalFinaElf, France                                                        1.5
HSBC, United Kingdom                                                        1.5
Nokia, Finland                                                              1.4
Nestle, Switzerland                                                         1.2
AstraZeneca, United Kingdom                                                 1.2
 ................................................................................
Shell Transport & Trading, United Kingdom                                   1.1
Toyota Motor, Japan                                                         1.0
Royal Bank of Scotland, United Kingdom                                      1.0
UBS, Switzerland                                                            0.9
Aventis, France                                                             0.8
 ................................................................................
Roche, Switzerland                                                          0.8
Telefonica, Spain                                                           0.8
Lloyds TSB, United Kingdom                                                  0.8
Vivendi Universal, France                                                   0.8
NTT DoCoMo, Japan                                                           0.7
 ................................................................................
ING Groep, Netherlands                                                      0.7
Unilever, Netherlands/United Kingdom                                        0.7
Allianz, Germany                                                            0.7
Barclays, United Kingdom                                                    0.7
iShares MSCI United Kingdom, United Kingdom                                 0.6
 ................................................................................
Total                                                                      29.6%

Note: Table excludes reserves.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
----------------------
     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

TOTAL RETURN
------------
     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

The following table was depicted as a graph in the printed material.

          FTSE Developed ex
          North America Index   International Equity Index
          -------------------   --------------------------
11/30/00        10000                     10000
10/31/01        7831                       7780

                                                            Since      Inception
Period Ended 10/31/01                                   Inception           Date
--------------------------------------------------------------------------------
International Equity Index Fund                          -22.20%        11/30/00
 ................................................................................
     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
For a share outstanding throughout the period
FINANCIAL HIGHLIGHTS
--------------------
                                                                        11/30/00
                                                                         Through
                                                                        10/31/01
NET ASSET VALUE
Beginning of period                                                  $   10.00

Investment activities
  Net investment income (loss)                                            0.10
  Net realized and unrealized gain (loss)                                (2.32)

  Total from investment activities                                       (2.22)

NET ASSET VALUE
END OF PERIOD                                                        $    7.78

RATIOS/SUPPLEMENTAL DATA

Total returnu                                                           (22.20)%
Ratio of total expenses to average net assets                             0.50%+
Ratio of net investment income (loss) to average net assets               1.51%+
Portfolio turnover rate                                                   63.1%+
Net assets, end of period (in thousands)                             $    7,502

o Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+ Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
                                                                October 31, 2001
STATEMENT OF NET ASSETS
-----------------------
                                                        SHARES             VALUE
                                                                    In thousands
FOREIGN/ASIA  0.6%
COMMON STOCKS  0.6%
iShares MSCI EAFE (USD) *                                  400        $       46
Total Foreign/Asia (Cost $45)                                                 46

FOREIGN/EUROPE  0.4%
COMMON STOCKS  0.4%
iShares MSCI EMU (USD)                                     500                26
Total Foreign/Europe (Cost $26)                                               26

AUSTRALIA  3.5%
COMMON STOCKS AND RIGHTS  3.3%
Amcor                                                      626                 2
AMP                                                      1,206                11
AMP Diversified Property Trust                             345                 -
Austar United Commerce *                                    67                 -
Australia & New Zealand Banking                          1,384                12
Australian Foundation Investment                           671                 1
Australian Gas Light                                       560                 2
Bank of Western Australia                                    5                 -
BHP                                                      3,136                14
Brambles Industries *                                      524                 3
Caltex Australia                                           119                 -
Coca Cola Amatil                                           371                 1
Coles Myer                                               1,520                 6
Commonwealth Bank of Australia                           1,169                18
Computershare                                              785                 2
CSL                                                        221                 6
CSR                                                        838                 3
Foodland Associated                                        646                 4
Fosters Brewing                                          2,268                 6
Gandel Retail Trust                                        310                 -
General Property Trust                                   2,269                 3
Goodman Fielder                                          3,480                 2

Harvey Norman                                            2,125        $        4
Iluka Resources                                            116                 -
James Hardie Industries *                                  470                 1
John Fairfax                                               156                 -
Lend Lease                                                 236                 1
Lion Nathan                                                772                 2
Macquarie Bank                                             221                 4
Mayne Nickless                                           2,625                10
MIM                                                        918                 -
Mirvac                                                   1,426                 3
National Australia Bank                                  1,194                18
National Foods                                             990                 1
National Mutual                                          1,167                 1
Newcrest Mining                                            980                 2
News Corporation                                         1,707                12
Normandy Mining                                          2,595                 2
NRMA Insurance                                           1,405                 2
One Telephone *                                          9,822                 -
Orica                                                    1,230                 3
Origin Energy                                            2,350                 4
Pacific Dunlop                                           2,590                 1
Pasminco *                                                 601                 0
Publishing & Broadcasting                                   71                 -
Qantas Airways                                             569                 1
QBE Insurance                                              413                 1
QBE Insurance, Rights *                                     82                 -
Rio Tinto                                                  330                 5
Santos                                                     612                 2
Seven Network                                               80                 -
Southcorp                                                  640                 2
St. George Bank                                            372                 3
Stockland Trust                                            839                 2
Suncorp Metway                                             147                 1
Tabcorp                                                    286                 1
Telstra                                                  2,319                 6

Transurban *                                               732        $        2
Wesfarmers                                                 789                12
Westfield                                                  419                 4
Westfield Trust                                          1,524                 3
Westpac Banking                                          1,784                13
WMC                                                      1,195                 6
Woodside Petroleum                                         513                 4
Woolworths                                               2,194                13
                                                                             248

PREFERRED STOCKS  0.2%
News Corporation                                         2,406                14
                                                                              14

Total Australia (Cost $271)                                                  262

AUSTRIA  0.2%
COMMON STOCKS  0.2%
Austrian Airlines (EUR)                                      9                 -
BBAG (EUR)                                                   4                 -
Bohler-Uddeholm (EUR)                                       31                 1
Brau-Union (EUR)                                             4                 -
BWT (EUR)                                                    7                 -
Erste Bank (EUR)                                            32                 2
EVN (EUR)                                                    9                 -
Flughafen Wien (EUR)                                         7                 -
Immofinanz Immobilien Anlagen (EUR) *                       40                 -
Lenzing (EUR)                                                1                 -
Mayr-Melnhof Karton (EUR)                                   26                 1
OMV (EUR)                                                   23                 2
Palfinger (EUR)                                             34                 1
RHI (EUR)                                                   11                 -
Telekom Austria (EUR) *                                    131                 1
VA Technologie (EUR)                                         8                 -
Verbund (EUR)                                                8                 1
Voest-Alpine (EUR)                                          15                 1
Wienerberger (EUR)                                         144                 2
Total Austria (Cost $13)                                                      12

BELGIUM  1.0%
COMMON STOCKS  1.0%
Ackermans & Van Haaren (EUR)                                21        $        1
Agfa Gevaert (EUR)                                         732                 7
Almanij (EUR)                                               51                 1
Barco (EUR)                                                181                 5
Bekaert (EUR)                                               15                 -
CNP (EUR)                                                    9                 1
Colruyt (EUR)                                               14                 1
D'Ieteren (EUR)                                              8                 1
Delhaize Le Lion (EUR)                                      91                 5
Dexia (EUR)                                                550                 8
Electrabel (EUR)                                            36                 8
Fortis (EUR)                                               519                12
G.I.B. (EUR)                                                16                 1
Gevaert (EUR)                                              104                 3
Groupe Bruxelles Lambert (EUR)                             118                 6
Interbrew (EUR)                                            195                 5
KBC Bank (EUR)                                              79                 2
Mobistar (EUR) *                                            18                 -
Solvay (EUR)                                                37                 2
Tessenderlo Chemie (EUR)                                    51                 1
UCB (EUR)                                                  121                 5
Union Miniere (EUR)                                         17                 1
Total Belgium (Cost $91)                                                      76

DENMARK  0.8%
COMMON STOCKS  0.8%
Carlsberg (Class A)                                         39                 1
Carlsberg (Class B)                                         13                 1
Codan                                                       12                 -
Coloplast                                                   40                 3
Copenhagen Airports                                         17                 1

Danisco                                                    176        $        6
Danske Bank                                                773                11
FLS Industries                                               1                 -
GN Great Nordic                                            241                 1
Group 4 Falck                                               14                 2
H. Lundbeck                                                192                 5
ISS *                                                       58                 3
Jyske Bank *                                               168                 4
Navision *                                                  14                 -
NEG Micon *                                                 16                 -
NKT                                                         87                 1
Novo Nordisk                                               262                11
Novozymes                                                   36                 1
Sophus Berendsen (Class A)                                  44                 1
Sophus Berendsen (Class B)                                  29                 1
TDC A/S                                                    119                 4
Topdanmark *                                                20                 -
Vestas Wind Systems                                        119                 4
William Demant *                                            26                 1
Total Denmark (Cost $68)                                                      62

FINLAND  1.8%
COMMON STOCKS  1.8%
Elisa Communications (EUR)                                 130                 1
Fortum (EUR)                                               970                 5
Metso (EUR)                                                 90                 1
Nokia (EUR)                                              4,882               102
Sampo (EUR)                                                479                 4
Sonera (EUR)                                               510                 3
Stora Enso (EUR)                                           576                 7
TietoEnator (EUR)                                          212                 5
UPM- Kymmene (EUR)                                         272                 9
Total Finland (Cost $206)                                                    137

FRANCE  9.8%
COMMON STOCKS  9.8%
Accor (EUR)                                                201        $        6
Alcatel (EUR)                                            1,510                23
Alstom (EUR)                                               277                 4
Assurances Generales de France (EUR)                        82                 4
Aventis (EUR)                                              863                63
AXA (EUR)                                                1,784                39
BNP Paribas (EUR)                                          496                41
Bouygues (EUR)                                             251                 8
Canal Plus (EUR)                                            69                 -
Cap Gemini (EUR)                                           136                 8
Cap Gemini, Warrants (EUR) *                                78                 -
Carrefour (EUR)                                            716                37
Casino Guichard-Perrachon (EUR)                             46                 3
Castorama Dubois Investissement (EUR)                       84                 4
CGIP (EUR)                                                  30                 1
Christian Dior (EUR)                                        64                 2
Compagnie de Saint-Gobain (EUR)                            100                14
Credit Lyonnais (EUR)                                      250                 9
Essilor (EUR)                                              100                 3
France Telecom (EUR)                                       306                11
France Telecom, Warrants (EUR) *                           171                 2
Groupe Danone (EUR)                                        163                19
Havas Advertising (EUR)                                    308                 2
L'Air Liquide (EUR)                                         84                11
L'Oreal (EUR)                                              401                28
Lafarge (EUR)                                              125                11
Lagardere S.C.A. (EUR)                                     124                 4
LVMH (EUR)                                                 374                13
Michelin (EUR)                                             153                 5
Pechiney (EUR)                                              88                 4
Pernod-Ricard (EUR)                                         67                 5
Peugeot (EUR)                                              186                 7
Pinault Printemps Redoute (EUR)                            134                15
Renault (EUR)                                              127                 4
Rexel (EUR)                                                 13                 1

Sanofi-Synthelabo (EUR)                                    411        $       27
Schneider Electric (EUR)                                   549                22
Societe Generale (EUR)                                     460                23
Societe Television Francaise 1 (EUR)                       146                 3
Sodexho Alliance (EUR)                                     104                 5
STMicroelectronics (EUR)                                   727                20
Suez (EUR)                                               1,037                33
Thales (EUR)                                                59                 2
Thomson Multimedia (EUR) *                                 110                 3
TotalFinaElf (EUR)                                         799               112
Usinor (EUR)                                               475                 5
Valeo (EUR)                                                137                 5
Vinci (EUR)                                                 63                 4
Vivendi Environnement (EUR)                                155                 6
Vivendi Universal (EUR)                                  1,206                56
Total France (Cost $894)                                                     737

GERMANY  6.6%
COMMON STOCKS  6.6%
Adidas-Salomon (EUR)                                        80                 4
Allianz (EUR)                                              217                51
Altana (EUR)                                               126                 6
AMB (EUR)                                                   19                 2
BASF (EUR)                                                 572                19
Bayer (EUR)                                                713                21
Bayer Hypo-und Vereinsbank (EUR)                            84                 3
Bayerische Vereinsbank (EUR)                               305                 9
Beiersdorf (EUR)                                            84                 9
BMW (EUR)                                                  349                10
Commerzbank (EUR)                                          425                 7
Continental (EUR)                                          362                 4
DaimlerChrysler (EUR)                                    1,113                39
Degussa (EUR)                                               73                 2
Deutsche Bank (EUR)                                        660                37
Deutsche Lufthansa (EUR)                                   213                 2
Deutsche Post (EUR)                                        352                 5
Deutsche Telekom (EUR)                                   2,252                35

E.On (EUR)                                                 804        $       42
Fresenius Medical Care (EUR) *                              52                 3
Gehe (EUR)                                                  50                 2
Heidelberger Zement (EUR)                                   30                 1
Henkel (EUR)                                                31                 2
Infineon Technologies (EUR)                                357                 5
Karstadt (EUR)                                              73                 2
Linde (EUR)                                                 64                 3
MAN (EUR)                                                  106                 2
Metro (EUR)                                                221                 7
MLP (EUR)                                                   74                 5
Muenchener Rueckver (EUR)                                   92                24
Preussag (EUR)                                             114                 3
RWE (EUR)                                                  420                17
SAP (EUR)                                                  267                28
Schering (EUR)                                             392                20
Siemens (EUR)                                              921                45
ThyssenKrupp (EUR)                                         413                 4
Volkswagen (EUR)                                           333                13
                                                                             493

PREFERRED STOCKS  0.0%
Henkel (EUR) *                                              67                 4
                                                                               4

Total Germany (Cost $629)                                                    497

GREECE  0.6%
COMMON STOCKS  0.6%
Alpha Bank (EUR)                                           177                 3
Alpha Invest (EUR)                                         287                 1
Altec Information & Communications Systems (EUR)            54                 -
Aspis Pronia General Insurance (EUR) *                     265                 1
Athens Water Supply & Sewage (EUR)                          24                 -
Attica Enterprises (EUR) *                                 264                 1
Bank of Greece (EUR)                                        16                 1
Bank of Piraeus (EUR)                                      132                 1
Commercial Bank of Greece (EUR)                             77                 2

Delta (EUR)                                                193        $        1
EFG Eurobank Ergasias (EUR)                                105                 1
Egnatia Bank (EUR)                                         229                 1
Elais Oleaginous Products (EUR)                              6                 -
ETBA (EUR)                                                 192                 1
ETEBA (EUR)                                                140                 1
Ethniki General Insurance (EUR)                             10                 -
General Construction (EUR)                                 190                 1
Goody's (EUR)                                                2                 -
Hellenic Bottling (EUR)                                    169                 2
Hellenic Duty Free Shops (EUR)                              97                 1
Hellenic Petroleum (EUR)                                    92                 1
Hellenic Sugar (EUR) *                                     170                 1
Hellenic Telecommunications Organization (EUR)             223                 4
Hyatt Regency Hotels and Tourism (EUR)                     215                 1
Iaso (EUR)                                                 254                 1
Info-Quest (EUR)                                           215                 1
Inform P. Lykos (EUR)                                      110                 1
Interamerican Hellenic Life Insurance (EUR)                 59                 -
Intracom (EUR)                                              49                 1
Intrasoft (EUR)                                             32                 -
Lambrakis Press (EUR)                                       59                 -
Minoan Lines (EUR)                                         379                 1
National Bank of Greece (EUR)                              158                 4
Panafon Hellenic Telecom (EUR)                             541                 3
Pouliades Associates (EUR)                                 221                 1
Radio Korassidis (EUR)                                     198                 1
Singular (EUR)                                              25                 -
Technical Olympic (EUR)                                    759                 1
Telesis Investment Bank (EUR)                              160                 1
Tiletipos (EUR)                                             21                 -
Unisystems (EUR)                                           233                 1
                                                                              43

PREFERRED STOCKS  0.0%
Delta (EUR)                                                345                 2
                                                                               2
Total Greece (Cost $57)                                                       45

HONG KONG  2.2%
COMMON STOCKS  2.2%
Amoy Properties                                          1,000        $        1
Bank of Fukvoka                                          2,400                 5
Cathay Pacific Airways                                   3,000                 3
Cheung Kong                                              2,000                17
Cheung Kong Infrastructure                               1,000                 2
China Mobile (Hong Kong) *                               6,000                18
China Overseas Land                                      2,000                 -
China Unicom *                                           4,000                 4
Citic Pacific                                            1,000                 2
CLP                                                      1,700                 6
Cosco Pacific                                            2,000                 1
Dairy Farm (USD) *                                       2,700                 2
First Pacific                                            6,000                 1
Hang Seng Bank                                             800                 8
Henderson Investor                                       1,000                 1
Henderson Land Development                               1,000                 3
Hong Kong & Shanghai Hotels                              5,000                 2
Hong Kong & China Gas                                    5,300                 7
Hong Kong Electric                                       1,000                 4
Hong Kong Land (USD)                                     3,000                 5
Hutchison Whampoa                                        3,000                24
Jardine Matheson (USD)                                     400                 2
Johnson Electric                                         2,500                 2
Kerry Properties                                           500                 -
Legend                                                  12,000                 5
Li & Fung                                                4,000                 4
New World Development                                    2,000                 1
New World Infrastructure                                 3,800                 1
Pacific Century CyberWorks *                            12,000                 3
Shangri-La Asia                                          2,000                 1
Sino Land                                                2,000                 1
South China Morning Post                                 4,000                 2
Sun Hung Kai Properties                                  2,000                12
Swire Pacific                                            1,000                 4

Wharf                                                    1,000        $        2
Wheelock                                                 1,000                 1
Yue Yuen Industrial                                      2,000                 4
Total Hong Kong (Cost $217)                                                  161

IRELAND  0.8%
COMMON STOCKS  0.8%
Allied Irish Banks (EUR)                                   910                 9
Bank of Ireland (EUR)                                    1,016                 9
CRH (EUR)                                                  545                 8
DCC (EUR)                                                  250                 2
eircom (EUR)                                             1,462                 2
Elan (EUR) *                                               343                16
Independent News & Media (EUR)                           1,282                 2
IONA Technologies (EUR) *                                   90                 1
Irish Life & Permanent (EUR)                               496                 5
Jefferson Smurfit (GBP)                                  1,153                 2
Kerry (EUR)                                                173                 2
Ryanair Holdings (EUR) *                                   399                 4
Total Ireland (Cost $71)                                                      62

ITALY  3.6%
COMMON STOCKS  3.6%
Alitalia (EUR) *ss.                                      1,919                 2
Alleanza Assicurazioni (EUR)                               502                 5
Assicurazioni Generali (EUR)                             1,329                36
Autostrade (EUR)                                           962                 6
Banca di Roma (EUR)                                      1,214                 3
Banca Fideuram (EUR)                                       241                 1
Banca Monte dei Paschi di Siena (EUR)                    1,260                 3
Benetton (EUR)                                             144                 1
Bipop-Carire (EUR)ss.                                    1,775                 3
BNL (EUR)                                                1,612                 4
Bulgari (EUR)                                              228                 2
C.I.R. (EUR)                                             1,832                 1
Enel (EUR)                                               2,309                13

ENI (EUR)                                                3,252        $       41
Fiat (EUR)                                                 290                 5
Finmeccanica (EUR) *                                     9,762                 8
Gruppo Editoriale L'Espresso (EUR)                         190                 -
HdP (EUR)                                                  618                 2
Ifil (EUR)                                                 114                 1
Ifil (Savings shares) (EUR)                                 65                 -
Intesa BCI (EUR)                                         4,507                11
Italcementi (EUR)                                           78                 1
Italgas (EUR)                                              231                 2
La Fondiaria Assicurazioni (EUR)                           432                 2
La Rinascente (EUR)                                        603                 2
Mediaset (EUR)                                             648                 4
Mediobanca (EUR)                                           484                 5
Mediolanum (EUR)                                           222                 2
Olivetti (EUR)                                           8,015                 9
Parmalat Finanziaria (EUR)                                 699                 2
Pirelli (EUR)                                            2,827                 4
RAS (EUR)                                                  317                 4
Rolo Banca 1473 (EUR)                                      128                 2
Saipem (EUR)                                               446                 2
San Paolo IMI (EUR)                                      1,097                11
Seat Pagine Gialle (EUR) *                               5,276                 4
Telecom Italia (Savings shares) (EUR)                    1,116                 5
Telecom Italia (EUR)                                     2,841                24
Telecom Italia Mobile (EUR)                              4,544                25
UniCredito Italiano (EUR)                                4,096                15
Total Italy (Cost $364)                                                      273

JAPAN  21.0%
COMMON STOCKS  21.0%
ACOM                                                       100                 8
Advantest                                                  100                 5
Aiful                                                       50                 4
All Nippon Airways *                                     2,000                 5
Asahi Bank                                               4,000                 4
Asahi Glass                                              1,000                 5

Asahi Kasei                                              1,000        $        3
Ashikaga Bank *                                          6,000                 5
Bank of Yokohama                                         1,000                 4
Benesse                                                    100                 3
Bridgestone                                              1,000                 9
Canon                                                    1,000                29
Central Japan Railway                                        1                 7
Chubu Electric Power                                       600                13
Chugai Pharmaceutical                                    1,000                15
Chugoku Electric Power                                     500                 8
Credit Saison                                              100                 2
DAI Nippon Printing                                      1,000                11
Daiei *                                                  7,000                 7
Dainippon Ink & Chemicals                                6,000                11
Daito Trust Construction                                   400                 7
Daiwa Bank *                                             2,000                 2
Daiwa Securities                                         1,000                 7
East Japan Railway                                           3                17
FamilyMart                                                 400                 8
Fanuc                                                      100                 4
Fast Retailing                                             200                23
Fuji Electric                                            1,000                 3
Fujitsu                                                  1,000                 7
Hankyuss.                                                1,000                 3
Hanshin Electric Railway                                 1,000                 2
Heiwa                                                      600                12
Hitachi                                                  5,000                34
Hokkaido Electric Power                                    400                 6
Hokuriku Bank *                                         10,000                13
Hokuriku Electric Power                                    500                 8
Honda Motor                                              1,000                36
Hoya                                                       100                 6
iShares MSCI Japan (USD) *                               4,800                40
Ishikawajima Harima Heavy Industries                     2,000                 4
Isuzu Motors *                                           6,000                 6
ITOCHU                                                   1,000                 3
Japan Airlines                                           1,000                 2

Japan Energy                                             5,000        $        8
Japan Telecomss.                                             1                 3
Japan Tobacco                                                1                 7
Joyo Bank                                                1,000                 3
Kajima                                                   1,000                 3
Kansai Electric Power                                    1,000                17
Kawasaki Heavy Industries *                              4,000                 4
Kawasaki Kisen Kaishass.                                 4,000                 6
Kawasaki Steel                                           6,000                 6
KDDI                                                         3                 8
Kinki Nippon Railways                                    5,000                19
Kirin Brewery                                            1,000                 8
Kobe Steel *                                             4,000                 2
Komatsu                                                  1,000                 3
Konami                                                     100                 3
Kubota                                                   1,000                 3
Kyocera                                                    200                14
Kyushu Electric Power                                      600                11
Lawson                                                     100                 4
Makita                                                   5,000                27
Marubeni *                                               7,000                 8
Matsushita Communication Industrial                        100                 3
Matsushita Electric Industrial                           2,000                24
Mazda Motor *                                            5,000                 9
Mitsubishi                                               1,000                 8
Mitsubishi Chemical                                     13,000                28
Mitsubishi Electric                                      2,000                 7
Mitsubishi Estate                                        1,000                10
Mitsubishi Heavy Industries                              4,000                13
Mitsubishi Materials                                     4,000                 6
Mitsubishi Tokyo Financial *                                 3                22
Mitsui                                                   2,000                12
Mitsui Chemical                                          1,000                 3
Mitsui Engineering & Shipbuilding *                     20,000                26
Mitsui Fudosan                                           1,000                10
Mitsui Marine & Fire Insurance                           2,000                11
Mitsui Mining & Smelting                                 1,000                 3

Mitsui O.S.K. Lines                                      1,000        $        2
Mizuho                                                       4                12
Murata Manufacturing                                       300                19
Nagoya Railroad                                          1,000                 3
NEC                                                      2,000                18
Nikko Securities                                         2,000                11
Nintendo                                                   100                15
Nippon Express                                           1,000                 4
Nippon Mitsubishi Oil                                    2,000                11
Nippon Steel                                             9,000                12
Nippon Telegraph & Telephone                                 5                21
Nippon Unipac Holding                                        1                 5
Nippon Yusen                                             1,000                 3
Nipponkoa Insurance                                      1,000                 4
Nissan Motor                                             2,000                 9
Nissin Food Products                                       300                 6
Nitto Denko                                                400                 7
NKK *                                                    7,000                 4
Nomura Securities                                        3,000                39
NTT Data                                                     1                 4
NTT DoCoMo                                                   4                54
Obayashi                                                 1,000                 4
Odakyu Electric Railway                                  1,000                 4
OJI Paper                                                1,000                 5
Orix                                                       100                 9
Osaka Gas                                                2,000                 6
Promise                                                    100                 6
Ricoh                                                    1,000                17
Rohm                                                       100                11
Sanrio                                                     200                 2
Sanyo Electric                                           2,000                10
Sega *                                                     200                 4
Sharp                                                    1,000                10
Shikoku Electric Power                                     400                 7
Shimano                                                  1,000                13
Shimizu                                                  1,000                 4
Shizuoka Bank                                            1,000                 7

Shohkoh Fund                                                50        $        6
Showa Denko *                                            4,000                 5
Softbank                                                   400                 9
Sony                                                     1,000                38
Sumitomo                                                 1,000                 6
Sumitomo Chemicals                                       1,000                 4
Sumitomo Heavy Industries *                              2,000                 2
Sumitomo Metal Industries *                              6,000                 3
Sumitomo Mitsui Bank                                     3,000                19
Sumitomo Osaka Cement                                    2,000                 3
Sumitomo Trust & Banking                                 1,000                 6
Taiheiyo Cement                                          2,000                 4
Taisei                                                   1,000                 3
Takeda Chemical Industries                               1,000                48
Takefuji                                                   160                13
TDK                                                        100                 4
Teijin                                                   1,000                 4
Terumo                                                     600                10
Tobu Railway                                             1,000                 3
Tohoku Electric Power                                      700                12
Tokio Marine & Fire Insurance                            1,000                 8
Tokyo Electric Power                                     1,500                37
Tokyo Electron                                             100                 4
Tokyo Gas                                                2,000                 6
Tokyu                                                    1,000                 5
Toppan Printing                                          1,000                 9
Toray Industries                                         1,000                 3
Toshiba                                                  3,000                11
Toyobo                                                   4,000                 6
Toyoda Gosei                                             1,100                14
Toyota Motor                                             3,100                75
UBE Industries                                           3,000                 5
UFJ *                                                        3                13
West Japan Railway                                           2                11
Yasuda Fire & Marine Insurance                           1,000                 7
Yasuda Trust & Banking *                                 8,000                 4
Total Japan (Cost $2,076)                                                  1,575

LUXEMBOURG  0.0%
COMMON STOCKS  0.0%
Societe Europeenne des Satellites (EUR)                     13        $        1
Transcom Worldwide (SEK) *                                   1                 -
Total Luxembourg (Cost $2)                                                     1

NETHERLANDS  5.4%
COMMON STOCKS  5.4%
ABN AMRO (EUR)                                           1,553                24
Aegon (EUR)                                              1,148                29
Akzo Nobel (EUR)                                           266                11
ASM Lithography (EUR) *                                    555                 8
Deutsche Post (EUR)                                        410                 8
DSM (EUR)                                                   95                 3
Elsevier (EUR)                                             938                11
Equant (EUR) *                                             171                 2
European Aeronautic Defense & Space (EUR)                  407                 5
Fortis (EUR)                                               595                14
Heineken (EUR)                                             249                 9
ING Groep (EUR)                                          2,170                54
Koninklijke Ahold (EUR)                                    946                26
Koninklijke Numico (EUR)                                   181                 5
KPN (EUR) *                                                817                 3
Philips Electronics (EUR)                                1,260                29
Royal Dutch Petroleum (EUR)                              2,350               119
Unilever (EUR)                                             616                32
United Pan-Europe Communications (EUR) *                   367                 -
VNU (EUR)                                                  270                 8
Wolters Kluwer (EUR)                                       278                 6
Total Netherlands (Cost $519)                                                406

NEW ZEALAND  0.3%
COMMON STOCKS  0.3%
Air New Zealand (Class B)                                  164                 -
Auckland International Airport                             168                 -

Baycorp                                                    624        $        3
Carter Holt Harvey                                         768                 1
Contact Energy                                             255                 -
Fisher & Paykel                                             63                 -
Independent Newspapers                                     137                 -
Natural Gas                                                  6                 -
Rubicon *                                               10,043                 3
Sanford                                                     51                 -
Sky City                                                   315                 2
Sky Network Television *                                   136                 -
Telecom Corp. of New Zealand                             1,831                 4
Tower                                                      467                 1
Tranz Rail                                               1,329                 2
Warehouse                                                1,032                 3
Total New Zealand (Cost $19)                                                  19

NORWAY  0.5%
COMMON STOCKS  0.5%
Aker Maritime                                               20                 -
Bergesen (Class A)                                          27                 1
Bergesen (Class B)                                          15                 -
Bonheur                                                      5                 -
Den Norske Bank                                            281                 1
EDB Business Partner *                                     229                 1
Elkem                                                       26                 1
Fred Olsen Energy *                                         16                 -
Gjensidige NOR Sparebank                                    26                 1
Hafslund                                                    31                 -
Kongsberg Gruppen *                                         86                 1
Kvaerner (Class A) *                                       185                 -
Leif Hoegh *                                                16                 -
Merkantildata *                                          1,140                 1
Narvesen                                                    25                 -
Nera                                                       846                 2
Norsk Hydro                                                177                 7
Norske Skogsindustrier                                     135                 2

Odfjell                                                      5        $        -
Opticom *                                                   31                 1
Orkla                                                      173                 3
Pan Fish ASA *                                              77                 -
Petroleum Geo-Services *                                   142                 1
Rieber & Son                                                38                 -
Schibsted                                                   38                 -
Smedvig (Class A)                                          156                 1
Smedvig (Class B)                                          149                 1
Statoil ASA *                                              282                 2
Storebrand                                                 284                 1
Tandberg *                                                 149                 3
Tandberg Television *                                      296                 1
Telenor                                                    449                 2
Tomra Systems                                              190                 2
Wilhelm Wilhelmsen                                          11                 -
Total Norway (Cost $49)                                                       36

PORTUGAL  0.6%
COMMON STOCKS  0.6%
Banco Comercial Portugues (EUR) *                        2,352                 9
Banco Espirito Santo (EUR)                                 183                 2
BPI (EUR)                                                  363                 1
Brisa Auto Estradas de Portugal (EUR)                      460                 4
CIMPOR (EUR)                                               129                 2
Electricidade de Portugal (EUR)                          2,436                 6
Jeronimo Martins (EUR) *                                   189                 1
Portugal Telecom (EUR) *                                 1,311                11
PT Multimedia.com (EUR) *                                  596                 1
Services de Telecomunicacoes e Multimedia (EUR) *          155                 1
Sonae (EUR)                                              3,708                 3
Sonae.com (EUR) *                                          865                 2
Telecel (EUR) *                                            222                 2
Total Portugal (Cost $52)                                                     45

SINGAPORE  0.8%
COMMON STOCKS  0.8%
Brierley Investments *                                   9,500        $        1
CapitaLand                                               1,000                 1
City Developments                                        1,000                 2
Creative Technology                                        350                 2
DBS                                                      1,000                 6
Delgro                                                     500                 1
Elec & Eltek (USD)                                         400                 1
Jardine Strategic (USD)                                    500                 1
Keppel FELS Energy & Infrastructure                      4,000                 3
NatSteel                                                 4,000                 2
Neptune Orient Lines *                                   2,000                 1
Overseas Chinese Banking                                 1,000                 6
Pacific Century Regional Developments *                  1,000                 -
SembCorp Industries                                      1,000                 1
Sembcorp Logistics                                       1,000                 1
Sembcorp Marine                                          1,000                 -
Singapore Airlines                                       1,000                 5
Singapore Technologies Engineering                       2,000                 2
Singapore Telecommunications (AUD)                       1,333                 1
Singapore Telecommunications                             4,000                 4
ST Assembly Test Services *                              1,000                 1
United Industrial                                        1,000                 -
United Overseas Bank                                     1,520                 9
Want Want (USD)                                          3,000                 5
Total Singapore (Cost $75)                                                    56

SPAIN  3.2%
COMMON STOCKS  3.2%
Acciona (EUR)                                               50                 2
Acerinox (EUR)                                              93                 3
ACS (EUR)                                                   81                 2
Alba (EUR)                                                  35                 1
Altadis (EUR) *                                            474                 8
Amadeus Global Travel Distribution (EUR)                   424                 2

Autopistas (EUR)ss.                                        289        $        3
Banco Bilbao Vizcaya Argentaria (EUR)                    3,584                40
Banco Popular Espanol (EUR)                                267                 9
Banco Santander Central Hispano (EUR)                    5,080                39
Bankinter (EUR)                                             98                 3
Endesa (EUR)                                               966                15
FCC (EUR)                                                  100                 2
Gas Natural (EUR)                                          176                 3
Grupo Dragados (EUR)                                        76                 1
Iberdrola (EUR)                                            966                13
NH Hoteles (EUR) *                                         189                 2
Repsol (EUR)                                             1,423                21
Sogecable (EUR) *                                          111                 2
Telefonica (EUR) *                                       5,184                62
Terra Networks (EUR) *                                     825                 5
Union Electrica Fenosa (EUR)                               169                 2
Total Spain (Cost $276)                                                      240

SWEDEN  2.1%
COMMON STOCKS  2.1%
Assa Abloy                                                 348                 4
AssiDoman                                                   63                 2
Atlas Copco (Class A)                                       93                 2
Atlas Copco (Class B)                                       38                 1
Electrolux (Class B)                                       448                 5
Eniro                                                      214                 1
Europolitan *                                              108                 1
Gambro (Class A)                                           335                 2
Gambro (Class B)                                           194                 1
Hennes & Mauritz (Class B)                                 484                 8
Holmen                                                      38                 1
Industrivarden (Class A)                                   153                 2
Industrivarden (Class C)                                    25                 -
Investor (Class A)                                         325                 3
Investor   (Class B)                                       480                 5
Kinnevik (Class B)                                          88                 1
LM Ericsson (Class B)                                    8,504                37

Modern Times *                                              86        $        2
Netcom Systems *                                           133                 4
Nobel Biocare                                               76                 3
Nordea                                                   3,240                14
Sandvik                                                    189                 4
SAS (DKK) *                                                 14                 -
Scania (Class A)                                            26                 -
Scania (Class B)                                            35                 1
SEB                                                        797                 6
Securitas (Class B)                                        362                 6
Skandia Forsakringsss.                                   1,134                 7
Skanska                                                    346                 2
SKF (Class A)                                               27                 -
SKF (Class B)                                               36                 1
SSAB Svenskt Stal (Class A)                                146                 1
SSAB Svenskt Stal (Class B)                                138                 1
Svenska Cellulosa                                          187                 4
Svenska Handelsbanken                                      703                 9
Swedbank                                                   433                 4
Swedish Match                                              563                 3
Telia                                                    1,041                 5
Volvo (Class A)                                             77                 1
Volvo (Class B)                                            293                 4
Total Sweden (Cost $227)                                                     158

SWITZERLAND  7.0%
Common Stocks and Rights  7.0%
ABB                                                      1,397                12
Adecco                                                     170                 7
Baloise Holding                                             60                 5
Ciba Specialty Chemicals                                    76                 5
Clariant                                                   160                 2
Compagnie Financiere Richemont                               6                12
Credit Suisse *                                          1,309                48
Givaudan *                                                   9                 3
Holcim                                                      23                 4
iShares MSCI Switzerland (USD)                             500                 6

Lonza *                                                      5        $        3
Nestle                                                     436                90
Novartis                                                 3,113               116
Pargesa Holding                                              1                 2
Roche (Bearer shares)                                      109                 8
Roche (Participation certificates)                         787                55
Swatch (Bearer shares) *                                    40                 3
Swatch (Registered shares) *                               276                 5
Swiss Life                                                  12                 5
Swiss Re                                                   309                32
Swiss Re, Rights *                                         309                 0
Swisscom                                                    33                 9
Syngenta *                                                 130                 7
UBS *                                                    1,401                65
Unaxis                                                      46                 4
Zurich Financial Services                                   88                20
Total Switzerland (Cost $616)                                                528

UNITED KINGDOM  26.8%
Common Stocks and Rights  26.8%
3i                                                         513                 6
Abbey National                                           1,431                21
Aegis                                                    1,182                 1
Alliance & Leicester                                       281                 3
Alliance Trust                                              40                 2
Allied Domecq                                            1,248                 6
Amvescap                                                   595                 7
Anglo American                                           1,413                18
Arm *                                                    2,383                12
Associated British Foods                                   350                 2
AstraZeneca                                              1,951                88
AWG *                                                      524                 4
Barclays                                                 1,632                49
Bass                                                       855                 8
BBA                                                        247                 1
BG                                                       3,731                14

Billiton                                                 1,905        $        8
BOC                                                        436                 6
Boots                                                    1,424                13
BP                                                      25,010               202
BPB                                                        306                 1
Brambles Industries *                                      947                 5
British Aerospace                                        1,624                 8
British Airport Authorities                              1,016                 8
British Airways                                            520                 1
British America Tobacco                                  1,815                16
British Energy                                             332                 1
British Land                                               595                 4
British Sky Broadcast *                                    934                10
British Telecom                                          9,096                46
BTR Siebe                                                1,933                 2
Bunzl                                                      602                 4
Cable & Wireless                                         2,392                11
Cadbury Schweppes                                        2,085                13
Capita                                                     544                 3
Carlton Communications                                     370                 1
Centrica                                                 4,094                13
CGNU                                                     2,382                29
Chubb                                                    1,081                 2
CMG                                                        996                 3
Colt Telecom *                                             417                 1
Colt Telecom, Rights *                                     417                 -
Compass                                                  2,276                17
Cookson                                                    830                 1
Corus *                                                  2,742                 2
Daily Mail & General Trust                                 252                 2
Diageo                                                   3,819                38
Dimension Data *                                         2,743                 3
Dixons                                                   1,474                 5
Edinburgh Investment Trust                                 143                 1
Electrocomponents                                          836                 6
EMAP                                                       141                 1

EMI                                                        760        $        3
Energis *                                                1,145                 1
Enterprise Oil                                             614                 4
Exel                                                     1,047                10
FKI                                                        566                 1
Foreign & Colonial Investment Trust                      1,029                 3
Gallaher                                                   787                 5
GKN                                                      1,411                 5
GlaxoSmithKline                                          6,882               185
Granada                                                  2,593                 5
Great University Stores                                  1,619                11
Hammerson                                                  176                 1
Hanson                                                     687                 5
Hays                                                     1,775                 4
HBOS                                                     3,709                42
Hilton                                                   2,701                 7
HSBC                                                     9,977               109
Imperial Chemical                                          720                 3
Imperial Tobacco                                           568                 7
Innogy                                                   1,333                 4
International Power *                                      832                 3
iShares MSCI United Kingdom (USD)                        3,400                49
J. Sainsbury                                             1,783                10
Johnson Matthey                                            119                 2
Kingfisher                                               1,794                 8
Land Securities                                            457                 6
Lattice                                                  3,477                 8
Legal & General                                          4,914                11
Lloyds TSB                                               5,878                59
Logica                                                     757                 8
Lonrho                                                     136                 2
Marconi                                                  6,845                 3
Marks & Spencer                                          3,485                15
Matalan                                                    466                 2
Misys                                                    1,009                 4
National Grid                                            1,199                 9
Next                                                       623        $        8

Northern Rock                                              355                 3
Nycomed Amersham                                           850                 8
Old Mutual                                               3,146                 5
P&O Princess Cruises                                       798                 3
Pearson                                                    759                 9
Peninsular & Oriental Steam Navigation                     589                 2
Powergen                                                   447                 5
Premier Farnell                                          1,858                 5
Provident Financial                                        132                 1
Prudential                                               2,055                21
Railtrack                                                1,222                 1
Rank                                                     1,394                 4
Reckitt Benckiser                                        1,825                25
Reed                                                     1,316                11
Rentokil Initial                                         2,087                 8
Reuters                                                  1,464                14
Rexam                                                    1,133                 6
Rio Tinto                                                1,020                17
RMC                                                        356                 3
Rolls Royce                                              1,542                 3
Royal & Sun Alliance                                     1,532                 8
Royal Bank of Scotland                                   3,099                74
Safeway                                                  1,436                 7
Sage                                                     1,755                 5
Schroders                                                  121                 1
Scottish & Newcastle                                       762                 6
Scottish & Southern Energy                                 781                 7
Scottish Mortgage & Trust                                  339                 2
Scottish Power                                           1,436                 8
Severn Trent                                               676                 7
Shell Transport & Trading                               10,655                80
Shire Pharmaceuticals *                                    522                 8
Slough Estates                                             429                 2
Smith & Nephew                                           1,522                 9
Smiths                                                     475                 5

South African Breweries                                    979        $        6
Spirent                                                  2,556                 4
Standard Chartered                                       1,150                11
Tate & Lyle                                                525                 2
Telewest Communications *                                1,911                 1
Tesco                                                    7,354                26
TI Automotive *                                            270                 0
Tomkins                                                    804                 2
Unilever                                                 2,616                19
United Business Media                                      183                 1
United Utilities                                           997                 9
Vodafone                                                68,138               157
Vodafone ADR (USD)                                         700                16
WH Smith                                                   265                 2
Whitbread                                                  593                 5
Witan Investment Trust                                     300                 2
Wolseley                                                   587                 4
WPP                                                      1,157                10
Total United Kingdom (Cost $2,323)                                         2,011

SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Reserve Investment Fund, 3.07% #          14,862                15
Total Short-Term Investments (Cost $15)                                       15

Total Investments in Securities
99.8% of Net Assets (Cost $9,201)                                  $      7,486

Other Assets Less Liabilities                                                16

NET ASSETS                                                         $      7,502
Net Assets Consist of:
Undistributed net investment income (loss)                         $         66
Undistributed net realized gain (loss)                                     (129)
Net unrealized gain (loss)                                               (1,715)
Paid-in-capital applicable to 964,225 shares of $0.01 par
value capital stock outstanding; 1,000,000,000 shares
of the Corporation authorized                                             9,280

NET ASSETS                                                         $      7,502

NET ASSET VALUE PER SHARE                                          $       7.78

     *  Non-income producing
     #  Seven-day yield
   ss.  All or portion of this  security is on loan at October 31,  2001.
        See Note 2.
   ADR  American  Depository  Receipts
   AUD  Australian  dollar
   DKK  Danish krone
   EUR  Euro
   GBP  British sterling
   SEK  Swedish krona
   USD  U.S. dollar

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                            In thousands
                                                                       11/30/00
                                                                        Through
                                                                       10/31/01
  Investment Income (Loss)
  Income
    Dividend (net of foreign taxes of $15)                           $     123
    Interest                                                                 3
    Total income                                                           126
  Expenses
  Investment management and administrative                                  32
  Net investment income (loss)                                              94
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Securities                                                            (128)
    Foreign currency transactions                                          (35)
    Net realized gain (loss)                                              (163)
  Change in net unrealized gain (loss) on securities                    (1,715)
  Net realized and unrealized gain (loss)                               (1,878)
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                             $  (1,784)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                                 In thousands
                                                                       11/30/00
                                                                        Through
                                                                       10/31/01
  Increase (Decrease) in Net Assets
  Operations
    Net investment income (loss)                                   $      94
    Net realized gain (loss)                                            (163)
    Change in net unrealized gain (loss)                              (1,715)
    Increase (decrease) in net assets from operations                 (1,784)
  Capital share transactions *
    Shares sold                                                        9,779
    Shares redeemed                                                     (593)
    Increase (decrease) in net assets from capital
    share transactions                                                 9,186
  Net Assets
  Increase (decrease) during period                                    7,402
  Beginning of period                                                    100
  End of period                                                    $   7,502

*Share information
    Shares sold                                                        1,022
    Shares redeemed                                                      (68)
    Increase (decrease) in shares outstanding                            954

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
                                                               October 31, 2001
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Equity Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth. The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management. Valuation Equity securities are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors. Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses. Redemption Fees The fund assesses a 1% fee on redemptions of fund shares held less than 6 months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information. Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At October 31, 2001, the value of loaned securities was $24,000; aggregate collateral consisted of $25,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $7,817,000 and $3,862,000, respectively, for the period ended October 31, 2001.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute all of its taxable income. As of October 31, 2001 the fund has $128,000 of capital loss carryforwards, all of which expires in 2009. In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the period ended October 31, 2001. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

        Undistributed net investment income               $    (28,000)
        Undistributed net realized gain                         34,000
        Paid-in-capital                                         (6,000)

     At October 31, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $9,201,000. Net unrealized loss aggregated $1,715,000 at period end, of which $104,000 related to appreciated investments and $1,819,000 to depreciated investments.

NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of dividend and interest income.

NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $32,000 was payable at October 31, 2001. The fee, computed daily and paid monthly, is equal to 0.50% of the fund's average daily net assets. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the period ended October 31, 2001, totaled $4,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of T. Rowe Price International Index Fund, Inc. and Shareholders of International Equity Index Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Equity Index Fund (the portfolio comprising T. Rowe Price International Index Fund, Inc., hereafter referred to as the "Fund") at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the fiscal period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
November 19, 2001

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/01

     We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements. The fund will pass through foreign source income of $81,000 and foreign taxes paid of $15,000.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------
ANNUAL MEETING RESULTS

     The T. Rowe Price International Equity Index Fund held an annual meeting on October 23, 2001, to elect an expanded slate of directors to increase the number of independent directors serving the fund. The results of voting were as follows (by number of shares):

M. David Testa
 Affirmative:               751,781.440
 Withhold:                    7,829.476
 Total:                     759,610.916

Martin G. Wade
 Affirmative:               752,385.932
 Withhold:                    7,224.984
 Total:                     759,610.916

Calvin W. Burnett
 Affirmative:               752,969.088
 Withhold:                    6,641.828
 Total:                     759,610.916

Anthony W. Deering
 Affirmative:               752,969.088
 Withhold:                    6,641.828
 Total:                     759,610.916

Donald W. Dick, Jr.
 Affirmative:               752,385.932
 Withhold:                    7,224.984
 Total:                     759,610.916

David K. Fagin
 Affirmative:               752,969.088
 Withhold:                    6,641.828
 Total:                     759,610.916

F. Pierce Linaweaver
 Affirmative:               752,969.088
 Withhold:                    6,641.828
 Total:                     759,610.916

Hanne M. Merriman
 Affirmative:               752,969.088
 Withhold:                    6,641.828
 Total:                     759,610.916

John G. Schreiber
 Affirmative:               752,969.088
 Withhold:                    6,641.828
 Total:                     759,610.916

Hubert D. Vos
 Affirmative:               751,781.440
 Withhold:                    7,829.476
 Total:                     759,610.916

Paul M. Wythes
 Affirmative:               751,198.285
 Withhold:                    8,412.631
 Total:                     759,610.916

FOR FUND AND ACCOUNT INFORMATION OR
TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS(R) 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

FOR THE HEARING IMPAIRED, CALL:
1-800-367-0763

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

INVESTOR  CENTERS:
For directions, call 1-800-225-5132 or visit our Web site at www.troweprice.com/investorcenters

BALTIMORE  AREA
DOWNTOWN
105 East Lombard  Street

OWINGS MILLS
Three  Financial Center
4515  Painters  Mill Road

BOSTON AREA
386  Washington  Street
Wellesley

CHICAGO  AREA
1900  Spring  Road, Suite 104
Oak Brook

COLORADO  SPRINGS
2260 Briargate Parkway

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

NEW JERSEY/NEW YORK AREA
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

SAN FRANCISCO AREA
1990 North California Boulevard, Suite 100
Walnut Creek

TAMPA
4200 West Cypress Street
10th Floor

WASHINGTON, D.C., AREA
DOWNTOWN
900 17th Street N.W.
Farragut Square

TYSONS CORNER
1600 Tysons Boulevard
Suite 150

T. Rowe Price Investment Services, Inc., Distributor.
F135-050  10/31/01  M